License Agreement (Details) - USD ($)	1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jul. 31, 2013	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
License agreement
Property and equipment, net				$ 834,387		$ 872,523
Option Agreement | Napo
License agreement
License fees paid			$ 100,000
Term of agreement			2 years
License Agreement | Napo
License agreement
Payment obligation of one-time non-refundable license fee	$ 1,750,000	$ 2,000,000
Option fee		100,000
Milestone payments due		$ 3,150,000
Royalty expiration term from the first sale of each individual product		10 years
Minimum proceeds from IPO prior to December 31, 2015, required for royalty reduction		$ 10,000,000
Milestone payments due in the event of minimum proceeds from IPO		$ 0
Royalties due				$ 2,214
Property and equipment, net						$ 817,374
Estimated life				10 years		10 years
License Agreement | Napo | Scenario, Forecast
License agreement
License fees paid					$ 1,175,000
License Agreement | Napo | Products derived from Croton Lechleri
License agreement
Royalty rate for net sales below revenue base (as a percent)		8.00%
Net product sales upon which royalty rate increases		$ 30,000,000
Royalty rate for net sales above revenue base (as a percent)		10.00%
Royalties payments due in the event of minimum proceeds from IPO		$ 0
License Agreement | Napo | Prescription products derived from Croton Lechleri
License agreement
Royalty rate in the event of an IPO in excess of a specified amount		2.00%
License Agreement | Napo | Nonprescription products derived from Croton Lechleri
License agreement
Royalty rate in the event of an IPO in excess of a specified amount		1.00%
License Agreement | Napo | Pharmaceutical prescription products not derived from Croton Lechleri
License agreement
Royalty on annual net sales of products (as a percent)		2.00%
License Agreement | Napo | Nonprescription products not derived from Croton Lechleri
License agreement
Royalty on annual net sales of products (as a percent)		1.00%